RELATED PARTY TRANSACTIONS (Details) - EBP 1998	12 Months Ended
	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares) | shares	5,811		11,154
Investment, cost basis	€ 767,798		€ 1,415,637
Employer contributions	87,617		85,839		€ 76,124
Dividend income	25,063		44,036		61,851
Administrative expenses	€ 233		€ 179		€ 210
Audit fees | £		£ 31,200		£ 30,160		£ 29,000